SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total revenues	¥ 510,546	¥ 286,347	¥ 71,527
Total cost of revenues	457,493	258,431	65,493
Total bad debt expense (reversal)		2,751	(10,148)
Total other expense	1,204	42	34
Total other income	3,728	2,966	32
Loss from operations	(12,991)	(5,441)	(20,166)
Total assets	121,502	110,006
Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues	513,247	324,043	216,270
Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Total cost of revenues	465,050	299,676	148,929
Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	145,659	64,484	40,924
Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt expense (reversal)	(1,000)	(30,614)	125,554
Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense	1,204	42	124
Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	9,444	17,210	9,420
Operating segments [member] | Income Loss From Operations [Member]
IfrsStatementLineItems [Line Items]
Loss from operations	(88,222)	(53,433)	(89,841)
Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	121,502	110,006
Sale of tile products [member] | Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues	2,701	37,696	144,743
Sale of tile products [member] | Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Total cost of revenues	7,557	41,245	83,436
Sale of tile products [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	3,245	25,324	20,292
Sale of tile products [member] | Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt expense (reversal)	(1,000)	33,365	115,407
Sale of tile products [member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense			90
Sale of tile products [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	5,716	14,244	9,389
Sale of tile products [member] | Operating segments [member] | Income Loss From Operations [Member]
IfrsStatementLineItems [Line Items]
Loss from operations	(1,385)	(47,994)	(65,093)
Sale of tile products [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets		74,675
Consulting income and software [member] | Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues	7,142	12,662	13,026
Consulting income and software [member] | Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Total cost of revenues	13,860	12,819	10,002
Consulting income and software [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	7,330	4,613	9,760
Consulting income and software [member] | Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt expense (reversal)		1,000	4,854
Consulting income and software [member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense		36	34
Consulting income and software [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	87	115	29
Consulting income and software [member] | Operating segments [member] | Income Loss From Operations [Member]
IfrsStatementLineItems [Line Items]
Loss from operations	(13,961)	(5,691)	(11,595)
Livestreaming e-commerce [member] | Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues	503,404	273,685	58,501
Livestreaming e-commerce [member] | Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Total cost of revenues	443,633	245,612	55,491
Livestreaming e-commerce [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	60,285	25,167	195
Livestreaming e-commerce [member] | Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt expense (reversal)		(3,751)	5,293
Livestreaming e-commerce [member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense		6
Livestreaming e-commerce [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	354	2,148
Livestreaming e-commerce [member] | Operating segments [member] | Income Loss From Operations [Member]
IfrsStatementLineItems [Line Items]
Loss from operations	(160)	8,929	(2,478)
Livestreaming e-commerce [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	13,513	15,004
Other Segment [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	74,799	9,380	10,677
Other Segment [member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense	1,204
Other Segment [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Other	3,287	703	2
Other Segment [member] | Operating segments [member] | Income Loss From Operations [Member]
IfrsStatementLineItems [Line Items]
Loss from operations	(72,716)	(8,677)	¥ (10,675)
Other Segment [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	56,653	4,403
Business management and consulting [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	¥ 51,336	¥ 15,924